NATURE OF OPERATIONS AND BASIS OF PRESENTATION	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS AND BASIS OF PRESENTATION

NOTE 1 – NATURE OF OPERATIONS AND BASIS OF PRESENTATION

Business and organization

BioSig Technologies, Inc. was initially incorporated on February 24, 2009 under the laws of the State of Nevada and subsequently re-incorporated in the state of Delaware in 2011. The Company is principally devoted to improving the standard care in electrophysiology with our PURE EP System’s enhanced signal acquisition, digital signal processing, and analysis during ablation of cardiac arrhythmias. The Company has generated minimal revenue to date and consequently its operations are subject to all risks inherent in business enterprises in early commercialization stage.

On November 7, 2018, the Company formed a subsidiary under the laws of the State of Delaware originally under the name of NeuroClear Technologies, Inc. which was renamed to ViralClear Pharmaceuticals, Inc. (“ViralClear”) in March 2020. The subsidiary was established to pursue additional applications of the PURE EP™ signal processing technology outside of cardiac electrophysiology, and subsequently in 2020, was repurposed to develop merimepodib, a broad-spectrum anti-viral agent that showed potential for the treatment of COVID-19. Since late 2020, ViralClear has been realigned with its original objective of pursuing additional applications of the PURE EP™ signal processing technology outside of cardiac electrophysiology.

In 2019 and 2020, ViralClear sold an aggregate of 1,965,240 shares of its common stock to investors for net proceeds of $15.6 million and issued an aggregate of 894,869 shares of its common stock in connection with acquiring assets and with know-how agreements. As of March 31, 2024 and December 31, 2023, the Company had a majority interest in ViralClear of 69.08%.

On July 2, 2020, the Company formed an additional subsidiary, NeuroClear Technologies, Inc., a Delaware corporation, which was renamed to BioSig AI Sciences, Inc. (“BioSig AI”) on May 31, 2023. The subsidiary was established to pursue clinical needs of cardiac and neurological disorders through recordings and analyses of action potentials. BioSig AI aims to contribute to the advancements of AI-based diagnoses and therapies. At March 31, 2024 and December 31, 2023, the Company had a majority interest in BioSig AI of 84.5% (see Notes 9 and 11).

On January 28, 2024 and February 20, 2024, management of the Company commenced a workforce reduction intended to reduce significantly the annual cash burn which was completed as of February 20, 2024. The workforce reduction consisted of the departure of sixteen employees, effective as of January 31, 2024 and included the departure of John Sieckhaus, the Company’s Chief Operating Officer, and Gray Fleming, the Company’s Chief Commercial Officer and twenty-six employees effective February 20, 2024. The effect of the workforce reductions has significantly reduced operations in the short term. In connection with workforce reduction, the Company issued an aggregate of 85,244 shares of common stock with a fair value of $72,065 as severance.

On March 5, 2024, the Company received a letter from the Listing Qualifications Department of Nasdaq (the “Staff”) stating that the Company has not regained compliance with Listing Rule 5550(a)(2) because the Company’s common stock did not meet the minimum bid price of $1.00 per share required for continued listing on The Nasdaq Capital Market, and the Company is not eligible for a second 180 day cure period under Rule 5810(c)(3)(A)(2) because the Company does not comply with the $5,000,000 minimum stockholders’ equity initial listing requirement for The Nasdaq Capital Market, and that accordingly, Nasdaq would delist the Company’s common stock unless the Company requested an appeal of this determination. On March 11, 2024, the Company submitted a request for a hearing before the Nasdaq Hearings Panel to appeal the Staff’s delisting determination.

On March 12, 2024, the Company received a letter from the Staff stating that based upon the Staff’s review of the Company and pursuant to Listing Rule 5101, the Staff believes that the Company no longer has an operating business and is a “public shell,” and that the continued listing of its securities is no longer warranted, in view of work force reductions and resignations of members of the board of directors and officers (see below).

BIOSIG TECHNOLOGIES, INC.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

MARCH 31, 2024

(unaudited)

The letter further stated that the Company no longer meets the requirement of Rule 5550(b)(2) to maintain a minimum Market Value of Listed Securities of $35 million, if none of the other standards set forth in Rule 5550(b) is met.

The Staff stated that the foregoing matters serve as an additional basis for delisting the Company’s common stock from The Nasdaq Stock Market, and that the Hearings Panel will consider this matter in rendering a determination regarding the Company’s continued listing on The Nasdaq Capital Market.

The Company appealed the foregoing determinations. The requested hearing before the Hearings Panel was held on May 7, 2024 and results are pending as of May 17, 2024. The Company believes we have met all requirements except for the shareholder equity requirement which it expects to meet shortly. The delisting results are pending the Company meeting requirements.

Delisting from Nasdaq Stock Market could negatively impact the Company’s ability to raise additional financing to fund future operations.

The unaudited condensed consolidated financial statements include the accounts of BioSig Technologies, Inc., and its majority owned subsidiaries, ViralClear and BioSig AI.

The unaudited condensed consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information and the instructions to Form 10-Q and Rule 8-03 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included.

The condensed consolidated balance sheet as of December 31, 2023 has been derived from audited financial statements.

Operating results for the three months ended March 31, 2024 are not necessarily indicative of results that may be expected for the year ending December 31, 2024. These unaudited condensed consolidated financial statements should be read in conjunction with the audited financial statements for the year ended December 31, 2023 filed with the Company’s Form 10-K with the Securities and Exchange Commission on April 16, 2024.

NOTE 1 – NATURE OF OPERATIONS AND BASIS OF PRESENTATION

Business and organization

BioSig Technologies, Inc. was initially incorporated on February 24, 2009 under the laws of the State of Nevada and subsequently re-incorporated in the state of Delaware in 2011. The Company is principally devoted to improving the standard care in electrophysiology with our PURE EP System’s enhanced signal acquisition, digital signal processing, and analysis during ablation of cardiac arrhythmias. The Company has generated minimal revenue to date and consequently its operations are subject to all risks inherent in business enterprises in early commercialization stage.

On November 7, 2018, the Company formed a subsidiary under the laws of the State of Delaware originally under the name of NeuroClear Technologies, Inc. which was renamed to ViralClear Pharmaceuticals, Inc. (“ViralClear”) in March 2020. The subsidiary was established to pursue additional applications of the PURE EP™ signal processing technology outside of cardiac electrophysiology, and subsequently in 2020, was repurposed to develop merimepodib, a broad-spectrum anti-viral agent that showed potential for the treatment of COVID-19. Since late 2020, ViralClear has been realigned with its original objective of pursuing additional applications of the PURE EP™ signal processing technology outside of cardiac electrophysiology.

In 2019 and 2020, ViralClear sold an aggregate of 1,965,240 shares of its common stock to investors for net proceeds of $15.6 million and issued an aggregate of 894,869 shares of its common stock in connection with acquiring assets and with know-how agreements. As of December 31, 2023 and 2022, the Company had a majority interest in ViralClear of 69.08%.

On July 2, 2020, the Company formed an additional subsidiary, NeuroClear Technologies, Inc., a Delaware corporation, which was renamed to BioSig AI Sciences, Inc. (“BioSig AI”) on May 31, 2023. The subsidiary was established to pursue clinical needs of cardiac and neurological disorders through recordings and analyses of action potentials. BioSig AI aims to contribute to the advancements of AI-based diagnoses and therapies. In June and July 2023, BioSig AI sold an aggregate of 2,205,000 shares of its common stock for net proceeds of $1,971,277 to fund initial operations. At December 31, 2023, the Company had a majority interest in BioSig AI of 84.5% (see Notes 9 and 11).

On January 28, 2024 and February 20, 2024, management of the Company commenced a workforce reduction intended to reduce significantly the annual cash burn which was completed as of February 20, 2024. The workforce reduction consisted of the departure of sixteen employees, effective as of January 31, 2024 and included the departure of John Sieckhaus, the Company’s Chief Operating Officer, and Gray Fleming, the Company’s Chief Commercial Officer and twenty six employees effective February 20, 2024. The effect of the workforce reductions has significantly reduced operations in the short-term.

On March 5, 2024, the Company received a letter from the Listing Qualifications Department of Nasdaq (the “Staff”) stating that the Company has not regained compliance with Listing Rule 5550(a)(2) because the Company’s common stock did not meet the minimum bid price of $1.00 per share required for continued listing on The Nasdaq Capital Market, and the Company is not eligible for a second 180 day cure period under Rule 5810(c)(3)(A)(2) because the Company does not comply with the $5,000,000 minimum stockholders’ equity initial listing requirement for The Nasdaq Capital Market, and that accordingly, Nasdaq would delist the Company’s common stock unless the Company requested an appeal of this determination. On March 11, 2024, the Company submitted a request for a hearing before the Nasdaq Hearings Panel to appeal the Staff’s delisting determination.

On March 12, 2024, the Company received a letter from the Staff stating that based upon the Staff’s review of the Company and pursuant to Listing Rule 5101, the Staff believes that the Company no longer has an operating business and is a “public shell,” and that the continued listing of its securities is no longer warranted, in view of work force reductions and resignations of members of the board of directors and officers (see below).

The letter further stated that the Company no longer meets the requirement of Rule 5550(b)(2) to maintain a minimum Market Value of Listed Securities of $35 million, if none of the other standards set forth in Rule 5550(b) is met.

The Staff stated that the foregoing matters serve as an additional basis for delisting the Company’s common stock from The Nasdaq Stock Market, and that the Hearings Panel will consider this matter in rendering a determination regarding the Company’s continued listing on The Nasdaq Capital Market.

The Company intends also to appeal the foregoing determinations. The requested hearing before the Hearings Panel will be held on May 7, 2024.

Delisting from Nasdaq Stock Market could negatively impact the Company’s ability to raise additional financing to fund future operations.